PARENT COMPANY INFORMATION - Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets, Current [Abstract]
Cash and cash equivalents	$ 225,554		$ 22,478
Prepaid expenses and other current assets	14,161		11,406
Total current assets	374,937		133,021
Other assets:
Total assets	2,581,560		1,138,206
Current Liabilities:
Accounts payable	27,469		9,869
Founders advisory fees payable—related party	53,547		0
Accrued expenses and other current liabilities	19,025		16,045
Total current liabilities	100,486		32,923
Founders advisory fees payable—related party	312,242		0
Redeemable preferred shares	96,867		0
Founders advisory fees payable—related party	3,699		0
Total liabilities	1,498,250		846,784
Shareholders' equity:
Total shareholders' equity	1,083,310	$ 252,443	291,422	$ 262,386	$ 314,641
Total liabilities and shareholders' equity	2,581,560		$ 1,138,206
Parent Company
Assets, Current [Abstract]
Cash and cash equivalents	216,413
Intercompany receivable	14,325
Prepaid expenses and other current assets	8,195
Total current assets	238,933
Other assets:
Investment in subsidiaries	1,352,389
Intercompany note receivable	20,000
Total assets	1,611,322
Current Liabilities:
Accounts payable	455
Intercompany payable	60,566
Founders advisory fees payable—related party	53,547
Accrued expenses and other current liabilities	636
Total current liabilities	115,204
Founders advisory fees payable—related party	312,242
Redeemable preferred shares	96,867
Founders advisory fees payable—related party	3,699
Total liabilities	528,012
Shareholders' equity:
Total shareholders' equity	1,083,310
Total liabilities and shareholders' equity	$ 1,611,322